Document And Entity Information	12 Months Ended
Jun. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	Moolec Science SA
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	38,440,602
Amendment Flag	false
Entity Central Index Key	0001937737
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41586
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	17, Boulevard F. W.
Entity Address, Address Line Two	RaiffeisenL-2411 Luxembourg
Entity Address, City or Town	Grand Duchy of Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	B268440
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1349
Auditor Name	Sebastian Azagra
Auditor Location	Rosario, Argentina
Business Contact
Document Information Line Items
Entity Address, Address Line One	17, Boulevard F. W.
Entity Address, Address Line Two	RaiffeisenL-2411 Luxembourg
Entity Address, City or Town	Grand Duchy of Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	B268440
Contact Personnel Name	Florencia Bottero
Contact Personnel Email Address	legal@moolecscience.com
City Area Code	+54
Local Phone Number	341 486 1100
Ordinary Shares, with nominal value of US$0.01 per share
Document Information Line Items
Trading Symbol	MLEC
Title of 12(b) Security	Ordinary Shares, with nominal value of US$0.01 per share
Security Exchange Name	NASDAQ
Warrants, exercisable for ordinary shares
Document Information Line Items
Trading Symbol	MLECW
Title of 12(b) Security	Warrants, exercisable for ordinary shares
Security Exchange Name	NASDAQ